Income Taxes - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Deferred tax assets not recognized	$ 35.1	$ 30.4
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 100.2	$ 82.0